Morgan Stanley Strategist Fund
LETTER TO THE SHAREHOLDERS / / JANUARY 31, 2002

Dear Shareholder:
Morgan Stanley Strategist Fund is a fully flexible mutual fund, a characteristic that enables its portfolio management team to shift the Fund's assets among many investment opportunities. The Fund is managed utilizing a "top down" approach that begins with first analyzing the global macroeconomic backdrop, then with further study of broad regional trends, to determine the U.S. economy's progress vis-a-vis other countries around the globe. We then focus on four primary factors in our analysis: interest rates and the Federal Reserve Board's current policy; inflation trends, both levels and rates of change; corporate profitability; and currency valuations throughout many regions.

The result of this broad analysis is then translated into an investment portfolio that is often made up of an equity allocation, a fixed-income allocation, a cash reserve and perhaps an additional opportunistic asset class such as commodity-based investments, or specific domestic or international income opportunities. These allocations are based on historical as well as prospective assigned probabilities of asset-class performance, looking six to twelve months ahead.

Performance
During the six-month period ended January 31, 2001, the Fund's Class B shares posted a total return of -3.16 percent compared to a return of -6.01 percent for the Standard & Poor's 500 Index (S&P 500)(1) and 3.03 percent for the Lehman Brothers Government/Credit Index.(2) The Fund's Class A, C and D shares returned -2.83 percent, -3.17 percent and -2.70 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Portfolio Strategy
We entered the second half of 2001 with a relatively defensive portfolio, because of the combined effects of a slowing global economy, the unwinding of excessive pre-Y2K capital spending and market valuations. The Fund's equity exposure, at 55 percent of total assets, represented a neutral weighting, in line with the average balanced fund's exposure of 55 percent. Thirty percent of the Fund's assets were held in fixed-income instruments, a slight under weighting versus the average balanced fund's exposure of 35 percent.

----------------
(1) The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Lehman Brothers U.S. Government/Credit Index (formerly Lehman Brothers Government/Corporate Index) tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Strategist Fund
Letter to the Shareholders / / January 31, 2002 CONTINUED

Cash reserves, at 15 percent of net assets, represented a considerable overweighting when compared to the average balanced fund's cash exposure of 10 percent.

Throughout the late summer and fall of 2001, our analysis indicated that the U.S. economy would begin to trough sometime late that year or early in 2002, and that a higher exposure to equities would be our preferred course going into the new year. However, the unforeseen tragedy of September 11 and its aftermath caused us to rethink our assessments completely. As the United States and the world responded, on many different levels, we concluded that these events might indeed delay, but not derail, our nation's recovery. Thus, in early December we raised our equity exposure to 65 percent and lowered the bond weighting to 20 percent. At the end of January, the Fund's asset allocation stood at 65 percent stocks, 20 percent bonds and 15 percent cash.

Morgan Stanley Strategist Fund: Asset Allocation Summary*

                                     Equities  Fixed Income    Cash
                                     --------  ------------  --------
January 31, 2001...................      55%          20%       25%
April 24, 2001.....................      55%          30%       15%
December 4, 2001...................      65%          20%       15%
January 31, 2002...................      65%          20%       15%

* The dates shown reflect a change in the Fund's asset allocation target. The Fund's portfolio was adjusted subsequently.

The Fund's equity portfolio mimicked the overall defensive tone of our strategy in 2001, with aerospace/ defense, health-care service providers and precious metals and mining companies representing our largest exposures. Representative investments in each of these industries included Raytheon Company and Lockheed Martin in defense, Oxford Health Plans and Baxter International in health care, and Newmont Mining Corporation and Placer Dome in precious metals.

The fixed-income portfolio was well diversified among a number of investment-grade holdings. As of January 31, 2002, 48 percent of assets were held in credits, 42 percent in mortgage-backed securities, 7 percent in U.S. government bonds and the balance in short-term instruments. The fixed-income portfolio's average yield-to-maturity stood at 5.8 percent, while the adjusted spread duration stood at 5.10 years.

Looking Ahead
As the tragedy and volatility of 2001 close, we look forward to 2002 opportunistically. On the economic front, it finally appears that actions by global central banks to stimulate activity are slowly beginning to pay

Morgan Stanley Strategist Fund
Letter to the Shareholders / / January 31, 2002 CONTINUED

off. The U.S.-led war on terrorism is rebuilding the shaken confidence of many around the world and security is now being seen in a very different light. The unexpected nature of so much that happened in 2001 has reinforced the importance of spreading investments across a broad spectrum of asset classes, both to insulate against the unexpected as well as to take advantage of performance opportunities when the bull market resumes.

We appreciate your ongoing support of Morgan Stanley Strategist Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO               /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Strategist Fund
FUND PERFORMANCE / / JANUARY 31, 2002

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Period Ended 1/31/02                             Period Ended 1/31/02
   -------------------------                        -------------------------
   1 Year                     (10.86)%(1) (15.54)%(2) 1 Year                   (11.56)%(1) (15.91)%(2)
   Since Inception (7/28/97)   6.26%(1)  5.00%(2)   5 Years                    7.21%(1)    6.92%(2)
                                                    10 Years                   9.25%(1)    9.25%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   Period Ended 1/31/02                               Period Ended 1/31/02
   -------------------------                          -------------------------
   1 Year                     (11.52)%(1) (12.39)%(2) 1 Year                     (10.64)%(1)
   Since Inception (7/28/97)  5.46%(1)    5.46%(2)    Since Inception (7/28/97)  6.51%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (66.5%)
           AEROSPACE & DEFENSE (3.9%)
 621,200   Lockheed Martin Corp....................  $   32,904,965
1,000,000  Raytheon Co.............................      38,270,001
                                                     --------------
                                                         71,174,966
                                                     --------------
           AGRICULTURAL COMMODITIES/ MILLING (0.8%)
1,100,000  Archer-Daniels-Midland Co...............      15,334,000
                                                     --------------
           ALUMINUM (0.1%)
  30,000   Alcoa, Inc..............................       1,075,500
                                                     --------------
           APPAREL/FOOTWEAR RETAIL (0.6%)
 800,000   Gap, Inc. (The).........................      11,520,000
                                                     --------------
           AUTO PARTS: O.E.M. (0.9%)
1,200,000  Delphi Automotive Systems Corp..........      17,148,000
                                                     --------------
           BIOTECHNOLOGY (3.4%)
 794,000   Applera Corp. - Celera Genomics
            Group*.................................      16,594,600
 730,000   Bruker Daltonics, Inc.*.................      10,380,600
 382,500   Enzon, Inc.*............................      20,150,100
 550,000   Human Genome Sciences, Inc.*............      15,471,500
                                                     --------------
                                                         62,596,800
                                                     --------------
           CHEMICALS: MAJOR DIVERSIFIED (0.8%)
 500,000   Dow Chemical Co. (The)..................      14,770,000
                                                     --------------
           CHEMICALS: SPECIALTY (0.1%)
  55,000   Georgia Gulf Corp.......................       1,094,500
                                                     --------------
           COMPUTER COMMUNICATIONS (1.9%)
 480,000   Brocade Communications
            Systems, Inc.*.........................      17,472,000
 900,000   Cisco Systems, Inc.*....................      17,802,000
                                                     --------------
                                                         35,274,000
                                                     --------------
           COMPUTER PROCESSING HARDWARE (3.3%)
1,000,000  Apple Computer, Inc.*...................      24,720,000
1,470,000  Compaq Computer Corp....................      18,154,500
1,550,000  Sun Microsystems, Inc.*.................      16,678,000
                                                     --------------
                                                         59,552,500
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           DISCOUNT STORES (1.2%)
 480,040   Costco Wholesale Corp...................  $   22,081,840
                                                     --------------
           ELECTRICAL PRODUCTS (1.3%)
 400,000   Emerson Electric Co.....................      23,176,000
                                                     --------------
           ELECTRONICS/ APPLIANCES (0.7%)
 400,000   Maytag Corp.............................      12,752,000
                                                     --------------
           ENVIRONMENTAL SERVICES (2.1%)
 537,000   Waste Connections, Inc.*................      14,499,000
 850,000   Waste Management, Inc...................      24,497,000
                                                     --------------
                                                         38,996,000
                                                     --------------
           FINANCIAL CONGLOMERATES (1.3%)
 600,000   John Hancock Financial
            Services, Inc..........................      23,028,000
                                                     --------------
           FOOD: MAJOR DIVERSIFIED (2.5%)
 338,040   General Mills, Inc......................      16,749,882
 602,000   Kellogg Co..............................      18,577,720
 266,400   Kraft Foods Inc. (Class A)*.............       9,872,784
                                                     --------------
                                                         45,200,386
                                                     --------------
           FOOD: MEAT/FISH/ DAIRY (1.3%)
 368,940   Dean Foods Co...........................      24,128,676
                                                     --------------
           INDUSTRIAL CONGLOMERATES (2.0%)
 430,000   General Electric Co.....................      15,974,500
 177,400   SPX Corp................................      20,251,984
                                                     --------------
                                                         36,226,484
                                                     --------------
           INTEGRATED OIL (1.4%)
 450,000   Phillips Petroleum Co...................      26,311,500
                                                     --------------
           INVESTMENT BANKS/ BROKERS (1.5%)
 550,000   Merrill Lynch & Co., Inc................      28,039,000
                                                     --------------
           MANAGED HEALTH CARE (3.3%)
 815,000   Oxford Health Plans, Inc.*..............      30,138,700
 220,000   UnitedHealth Group Inc..................      16,357,000
 110,000   Wellpoint Health Networks, Inc.*........      13,957,900
                                                     --------------
                                                         60,453,600
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           MEDIA CONGLOMERATES (0.9%)
 600,000   AOL Time Warner Inc.*...................  $   15,786,000
                                                     --------------
           MEDICAL DISTRIBUTORS (0.7%)
 220,000   Andrx Group *...........................      12,922,800
                                                     --------------
           MEDICAL SPECIALTIES (1.7%)
 544,000   Baxter International, Inc...............      30,371,520
                                                     --------------
           MOTOR VEHICLES (0.9%)
1,100,000  Ford Motor Co...........................      16,830,000
                                                     --------------
           MULTI-LINE INSURANCE (0.9%)
 220,937   American International Group, Inc.......      16,382,479
                                                     --------------
           OIL & GAS PRODUCTION (1.1%)
 393,000   Kerr-McGee Corp.........................      20,809,350
                                                     --------------
           OILFIELD SERVICES/ EQUIPMENT (1.3%)
 430,000   Smith International, Inc.*..............      23,671,500
                                                     --------------
           OTHER METALS/ MINERALS (0.1%)
  30,000   Phelps Dodge Corp.......................       1,046,100
                                                     --------------
           PACKAGED SOFTWARE (2.4%)
 350,000   Microsoft Corp.*........................      22,298,500
 500,000   Veritas Software Corp.*.................      21,275,000
                                                     --------------
                                                         43,573,500
                                                     --------------
           PHARMACEUTICALS: MAJOR (3.6%)
 391,000   American Home Products Corp.............      25,282,060
 380,000   Johnson & Johnson.......................      21,853,800
 453,000   Pfizer, Inc.............................      18,876,510
                                                     --------------
                                                         66,012,370
                                                     --------------
           PRECIOUS METALS (5.1%)
1,550,000  Barrick Gold Corp. (Canada).............      26,644,500
1,503,000  Newmont Mining Corp.....................      32,825,520
2,660,000  Placer Dome Inc. (Canada)...............      32,824,400
                                                     --------------
                                                         92,294,420
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           PROPERTY - CASUALTY INSURERS (2.4%)
 650,000   ACE, Ltd. (Bermuda).....................  $   25,252,500
 550,000   Allstate Corp. (The)....................      17,743,000
                                                     --------------
                                                         42,995,500
                                                     --------------
           PULP & PAPER (0.5%)
 250,000   Boise Cascade Corp......................       8,900,000
                                                     --------------
           RAILROADS (0.9%)
 550,000   Burlington Northern Santa Fe Corp.......      15,532,000
                                                     --------------
           REGIONAL BANKS (0.9%)
 350,000   Union Planters Corp.....................      15,666,000
                                                     --------------
           SEMICONDUCTORS (1.2%)
 600,000   Intel Corp..............................      21,024,000
                                                     --------------
           SPECIALTY STORES (1.5%)
 785,440   Bed Bath & Beyond, Inc.*................      27,160,515
                                                     --------------
           STEEL (1.8%)
 400,000   Nucor Corp..............................      23,920,000
 450,000   United States Steel Corp................       8,991,000
                                                     --------------
                                                         32,911,000
                                                     --------------
           TELECOMMUNICATION EQUIPMENT (2.7%)
3,300,000  Ericsson (L.M.) Telefonaktiebolaqet
            (ADR) (Class B) (Sweden)...............      14,322,000
1,000,000  RF Micro Devices, Inc.*.................      18,310,000
1,100,000  Tellabs, Inc.*..........................      17,006,000
                                                     --------------
                                                         49,638,000
                                                     --------------
           TOBACCO (1.4%)
 430,500   R. J. Reynolds Tobacco
            Holdings, Inc..........................      25,722,375
                                                     --------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.1%)
  30,000   Cummins Inc.............................       1,130,700
                                                     --------------
           Total Common Stocks
            (COST $1,022,978,697)..................   1,210,313,881
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                   RATE         DATE             VALUE

------------------------------------------------------------------------------------

           Corporate Bonds (8.2%)
           AEROSPACE & DEFENSE (0.5%)
$  1,400   Lockheed Martin Corp..........  7.75%       05/01/26       $    1,527,982
     590   Northrop Grumman Corp.........  7.75        02/15/31              641,270
   4,000   Raytheon Co...................  6.15        11/01/08            3,978,628
   2,740   Systems 2001 Asset Trust -
            144A**.......................  6.664       09/15/13            2,821,565
                                                                      --------------
                                                                           8,969,445
                                                                      --------------
           AIRLINES (0.3%)
   2,605   AmericaWest Airlines -
            144A**.......................  7.10        04/02/21            2,613,048
   2,611   Continental Airlines Inc......  6.90        01/02/18            2,472,229
     575   Southwest Airlines Co.........  5.496       11/01/06              569,658
                                                                      --------------
                                                                           5,654,935
                                                                      --------------
           AUTO PARTS: O.E.M. (0.0%)
     620   TRW Inc.......................  7.625       03/15/06              639,298
                                                                      --------------
           BROADCASTING (0.1%)
   1,095   Clear Channel
            Communications, Inc..........  7.65        09/15/10            1,141,465
                                                                      --------------
           CABLE/SATELLITE TV (0.3%)
   1,020   Comcast Cable
            Communications...............  8.375       05/01/07            1,126,217
   1,605   Comcast Cable
            Communications...............  6.75        01/30/11            1,615,442
   2,495   Cox Communications, Inc.......  7.75        11/01/10            2,665,783
     550   TCI Communications, Inc.......  7.875       02/15/26              578,077
                                                                      --------------
                                                                           5,985,519
                                                                      --------------
           COMPUTER PROCESSING HARDWARE (0.1%)
   2,370   Sun Microsystems Inc..........  7.65        08/15/09            2,438,967
                                                                      --------------
           DEPARTMENT STORES (0.2%)
     300   Federated Department
            Stores, Inc..................  6.625       09/01/08              301,808
   1,120   Federated Department
            Stores, Inc..................  6.90        04/01/29            1,071,352
   1,495   May Department Stores
            Co., Inc.....................  5.95        11/01/08            1,499,905
                                                                      --------------
                                                                           2,873,065
                                                                      --------------
           DRUGSTORE CHAINS (0.1%)
   1,505   CVS Corp......................  5.625       03/15/06            1,512,614
                                                                      --------------
           ELECTRIC UTILITIES (0.1%)
   1,420   DTE Energy Co.................  7.05        06/01/11            1,491,521
                                                                      --------------
           ENVIRONMENTAL SERVICES (0.1%)
   2,000   USA Waste Services, Inc.......  7.125       10/01/07            2,052,842
                                                                      --------------
           FINANCE/RENTAL/LEASING (0.7%)
   2,940   American General Finance
            Corp.........................  5.875       07/14/06            2,996,348
   4,400   Ford Motor Credit Corp........  7.375       10/28/09            4,402,341
   4,000   Household Finance Corp........  7.875       03/01/07            4,299,764

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE             VALUE

------------------------------------------------------------------------------------

             FINANCE/RENTAL/LEASING (CONTINUED)
$  1,635   MBNA America Bank N.A.........  6.50%       06/20/06       $    1,640,390
     100   MBNA Capital I (Series A).....  8.278       12/01/26               91,167
                                                                      --------------
                                                                          13,430,010
                                                                      --------------
           FINANCIAL CONGLOMERATES (0.7%)
   3,000   AXA Financial Inc.............  6.50        04/01/08            3,072,321
     920   Chase Manhattan Corp..........  6.00        02/15/09              913,056
   1,805   General Motors Acceptance
            Corp.........................  6.875       09/15/11            1,771,954
   1,805   General Motors Acceptance
            Corp.........................  8.00        11/01/31            1,868,738
   2,865   Prudential Holdings LLC.......  7.245       12/18/23            2,973,841
   1,950   Prudential Holdings LLC.......  8.695       12/18/23            2,104,225
     210   Tyco Capital Corp.............  6.50        02/07/06              211,489
                                                                      --------------
                                                                          12,915,624
                                                                      --------------
           FINANCIAL PUBLISHING/SERVICES (0.0%)
     335   Reed Elsevier Capital.........  6.75        08/01/11              342,170
                                                                      --------------
           FOOD RETAIL (0.2%)
   1,385   Ahold Finance USA Inc.........  8.25        07/15/10            1,548,487
   2,635   Kroger Co.....................  6.80        04/01/11            2,730,313
                                                                      --------------
                                                                           4,278,800
                                                                      --------------
           GAS DISTRIBUTORS (0.4%)
   1,510   CMS Panhandle Holding Co......  7.00        07/15/29            1,307,744
     950   Consolidated Natural Gas
            Co...........................  6.25        11/01/11              934,573
   1,555   Nisource Finance Corp.........  7.875       11/15/10            1,614,409
   2,500   Ras Laffan Liquid Natural Gas
            Co. - 144A** (Qatar).........  8.294       03/15/14            2,625,000
                                                                      --------------
                                                                           6,481,726
                                                                      --------------
           HOME BUILDING (0.1%)
   1,305   Centex Corp...................  7.875       02/01/11            1,332,111
                                                                      --------------
           HOME IMPROVEMENT CHAINS (0.2%)
   2,925   Lowe's Companies, Inc.........  8.25        06/01/10            3,313,779
                                                                      --------------
           HOSPITAL/NURSING MANAGEMENT (0.2%)
   1,950   Manor Care, Inc...............  8.00        03/01/08            2,013,375
   1,930   Tenet Healthcare Corp.........  6.875       11/15/31            1,837,947
                                                                      --------------
                                                                           3,851,322
                                                                      --------------
           HOTELS/RESORTS/CRUISELINES (0.1%)
     375   Hyatt Equities LLC - 144A**...  9.25        05/15/05              392,174
   2,220   Marriott International Inc. -
            144A**.......................  7.00        01/15/08            2,233,595
                                                                      --------------
                                                                           2,625,769
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE             VALUE

------------------------------------------------------------------------------------

           INDUSTRIAL CONGLOMERATES (0.1%)
$  1,500   Hutchison Whampoa Finance -
            144A**.......................  7.50%       08/01/27       $    1,477,500
     840   Tyco International Group S.A.
            (Luxembourg).................  6.375       10/15/11              776,853
                                                                      --------------
                                                                           2,254,353
                                                                      --------------
           INTEGRATED OIL (0.1%)
   1,350   Conoco Inc....................  6.95        04/15/29            1,407,078
                                                                      --------------
           INVESTMENT BANKS/BROKERS (0.1%)
   1,400   Goldman Sachs Group Inc.......  6.875       01/15/11            1,437,225
                                                                      --------------
           LIFE/HEALTH INSURANCE (0.5%)
   1,735   American General Corp.........  7.50        07/15/25            1,899,719
   1,795   John Hancock Financial
            Services, Inc................  7.375       02/15/24            1,822,413
   1,350   Metropolitan Life Insurance
            Co...........................  7.80        11/01/25            1,430,911
   1,525   Nationwide Mutual Insurance
            Co...........................  7.50        02/15/24            1,402,976
   1,090   Nationwide Mutual Insurance
            Co...........................  8.25        12/01/31            1,117,174
   1,300   New England Mutual Life
            Insurance Co.................  7.875       02/15/24            1,337,188
                                                                      --------------
                                                                           9,010,381
                                                                      --------------
           MAJOR TELECOMMUNICATIONS (0.4%)
   2,095   AT&T Corp. - 144A**...........  8.00        11/15/31            2,171,390
     350   BellSouth Telecommunications
            Inc..........................  6.375       06/01/28              340,596
     940   GTE Corp......................  6.94        04/15/28              950,099
   1,240   Telus Corp. (Canada)..........  8.00        06/01/11            1,318,176
   2,250   WorldCom, Inc.................  8.25        05/15/31            2,228,688
                                                                      --------------
                                                                           7,008,949
                                                                      --------------
           MANAGED HEALTH CARE (0.5%)
   4,725   Aetna, Inc....................  7.875       03/01/11            4,729,120
   2,085   Cigna Corp....................  6.375       10/15/11            2,047,503
   1,420   Wellpoint Health Network
            Inc..........................  6.375       06/15/06            1,458,918
                                                                      --------------
                                                                           8,235,541
                                                                      --------------
           MEDIA CONGLOMERATES (0.6%)
   4,000   News America
            Holdings, Inc................  7.75        12/01/45            3,845,636
   5,450   Time Warner Inc...............  9.15        02/01/23            6,474,720
                                                                      --------------
                                                                          10,320,356
                                                                      --------------
           MOTOR VEHICLES (0.1%)
   1,475   DaimlerChrysler North American
            Holdings Co..................  8.50        01/18/31            1,617,786
     325   Ford Motor Co.................  6.625       10/01/28              274,949
     330   Ford Motor Co.................  7.45        07/16/31              308,313
                                                                      --------------
                                                                           2,201,048
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE             VALUE

------------------------------------------------------------------------------------

           MULTI-LINE INSURANCE (0.3%)
$  3,510   Farmers Exchange Capital -
            144A**.......................  7.05%       07/15/28       $    2,812,942
   2,715   Hartford Financial Services
            Group Inc....................  7.90        06/15/10            3,003,770
                                                                      --------------
                                                                           5,816,712
                                                                      --------------
           OIL & GAS PIPELINES (0.1%)
   1,070   Williams Companies, Inc.......  7.50        01/15/31              966,590
   1,160   Williams Companies, Inc.......  7.75        06/15/31            1,078,907
                                                                      --------------
                                                                           2,045,497
                                                                      --------------
           PHARMACEUTICALS: MAJOR (0.1%)
   1,365   American Home Products
            Corp.........................  6.70        03/15/11            1,423,860
                                                                      --------------
           PROPERTY - CASUALTY INSURERS (0.2%)
   2,900   Florida Windstorm Underwriting
            Assoc. - 144A**..............  7.125       02/25/19            3,011,856
                                                                      --------------
           REAL ESTATE DEVELOPMENT (0.0%)
     647   World Financial Properties
            Tower (Class B)..............  6.91        09/01/13              652,068
                                                                      --------------
           REAL ESTATE INVESTMENT TRUSTS (0.1%)
   1,750   EOP Operating L.P.............  6.763       06/15/07            1,815,193
     795   Simon Property Group L.P......  6.375       11/15/07              785,753
                                                                      --------------
                                                                           2,600,946
                                                                      --------------
           SERVICES TO THE HEALTH INDUSTRY (0.1%)
     965   Anthem Insurance - 144A**.....  9.125       04/01/10            1,048,191
     600   Anthem Insurance - 144A**.....  9.00        04/01/27              620,719
                                                                      --------------
                                                                           1,668,910
                                                                      --------------
           SPECIALTY TELECOMMUNICATIONS (0.3%)
   1,100   Intermedia
            Communication, Inc.
            (Series B)...................  8.50        01/15/08            1,100,000
   2,170   PCCW HKTC Capital Ltd. (Hong
            Kong) - 144A**...............  7.75        11/15/11            2,164,764
   1,255   Qwest Capital Funding.........  7.90        08/15/10            1,262,378
   1,885   Qwest Capital Funding -
            144A**.......................  7.25        02/15/11            1,823,949
                                                                      --------------
                                                                           6,351,091
                                                                      --------------
           WIRELESS TELECOMMUNICATIONS (0.2%)
   1,460   AT&T Wireless - 144A**........  8.75        03/01/31            1,603,102
   1,775   Vodafone Group PLC............  6.65        05/01/08            1,847,633
                                                                      --------------
                                                                           3,450,735
                                                                      --------------
           Total Corporate Bonds
            (COST $147,479,309).....................................     150,227,588
                                                                      --------------
           U.S. Government Agency Mortgage
           Backed Securities (10.2%)
     106   Federal Home Loan Mortgage
            Corp.........................  8.00        07/01/30              111,845

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE             VALUE

------------------------------------------------------------------------------------

$ 31,000   Federal National Mortgage
            Assoc........................  6.00%           +          $   30,418,750
  15,089   ***...........................  6.50    05/01/31-03/01/32      15,174,292
  25,000   ..............................  6.50            +              25,039,062
  13,000   ..............................  7.00            +              13,479,375
  48,500   ..............................  7.50            +              50,318,750
  48,775   ***...........................  8.00    05/01/09-01/01/32      51,396,849
                                                                      --------------
           U.S. Government Agency Mortgage
            Backed Securities
            (COST $184,885,998).....................................     185,938,923
                                                                      --------------
           U.S. Government Obligations (1.4%)
   4,000   U. S. Treasury Bond***........  8.125       08/15/21            5,145,624
  18,000   U. S. Treasury Note***........  6.75        05/15/05           19,553,202
                                                                      --------------
           Total U.S. Government Obligations
            (COST $24,597,852)......................................      24,698,826
                                                                      --------------
           Asset-Backed Securities (1.4%)
           FINANCE/RENTAL/LEASING
   2,300   American Express Credit
            Assets.......................  5.53        10/15/08            2,361,571
   2,960   Chase Credit Card Master
            Trust........................  5.50        11/17/08            3,029,469
   4,030   Citibank Credit Issuance
            Trust........................  6.90        10/15/07            4,328,669
   1,087   First Security Auto Owner
            Trust........................  7.30        07/15/04            1,109,954
   2,730   Ford Credit Auto Owner
            Trust........................  6.74        06/15/04            2,811,300
   1,900   Honda Auto Receivables Owner
            Trust 2002-1.................  2.55        04/15/04            1,892,707
   1,460   Honda Auto Receivables Owner
            Trust........................  6.62        07/15/04            1,500,340
   1,550   MBNA Master Credit Card
            Trust........................  5.90        08/15/11            1,579,609
   1,971   MMCA Automobile Trust.........  7.00        06/15/04            2,016,395
   1,800   Nissan Auto Receivables Owner
            Trust........................  4.80        02/15/07            1,827,203
   1,800   Nissan Auto Receivables Owner
            Trust........................  6.72        08/16/04            1,855,812
   1,680   Toyota Auto Receivables Owner
            Trust........................  6.76        08/15/04            1,731,312
                                                                      --------------
           Total Asset-Backed Securities
            (COST $25,724,342)......................................      26,044,341
                                                                      --------------
           Short-Term Investments (17.8%)
           U.S. Government Agencies &
           Obligations (a) (8.2%)
  50,000   Federal Home Loan Mortgage
            Corp.***.....................  1.68        02/05/02           49,990,667
 100,000   Federal Home Loan Mortgage
            Corp.........................  1.69        02/05/02           99,981,222
     400   U.S Treasury Note.............  0.77        04/18/02              398,471
                                                                      --------------
           Total U.S. Government Agencies & Obligations
            (COST $150,370,360).....................................     150,370,360
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON      MATURITY
THOUSANDS                                  RATE          DATE             VALUE

------------------------------------------------------------------------------------

           Repurchase Agreement (9.6%)
$174,046   Joint repurchase agreement
            account (date 01/31/02;
            proceeds $174,055,234) (b)
            (COST $174,046,000)..........  1.91%       02/01/02       $  174,046,000
                                                                      --------------
           Total Short-Term Investments
            (COST $324,416,360).....................................     324,416,360
                                                                      --------------

          Total Investments
           (COST $1,730,082,558) (c)....      105.5%      1,921,639,919
          Liabilities in Excess of Other
           Assets.......................       (5.5)       (100,575,379)
                                              -----      --------------
          Net Assets....................      100.0%     $1,821,064,540
                                              =====      ==============

---------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   *** SOME OR ALL OF THESE SECURITIES HAVE BEEN SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS AND/OR SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS.
    + SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (B)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (C) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $226,676,541 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $35,119,180, RESULTING IN NET UNREALIZED APPRECIATION OF $191,557,361.

Futures Contracts Open at January 31, 2002:
                                                                                UNDERLYING        UNREALIZED
      NUMBER OF                                DESCRIPTION, DELIVERY           FACE AMOUNT       APPRECIATION
      CONTRACTS          LONG/SHORT               MONTH, AND YEAR                AT VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
         100            LONG            U.S. Treasury Note Future 5 Year,     10,607,813           $ 24,600
                                         March 2002
          62            LONG            U.S. Treasury Bond 20 Year,           6,376,313             (30,373)
                                         March 2002
        (116)           SHORT           U.S. Treasury Note 10 Year,           (12,281,500)           10,739
                                         March 2002
                                                                                                   --------
                                         Net Unrealized Appreciation........................       $  4,966
                                                                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JANUARY 31, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $1,730,082,558)..................................  $1,921,639,919
Receivable for:
  Investments sold................................    100,010,343
  Interest........................................      4,266,656
  Shares of beneficial interest sold..............      1,889,482
  Dividends.......................................        491,711
  Foreign withholding taxes reclaimed.............          7,337
Prepaid expenses and other assets.................        109,650
                                                    -------------
    Total Assets..................................  2,028,415,098
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................    203,014,876
  Shares of beneficial interest repurchased.......      1,830,616
  Distribution fee................................      1,433,438
  Investment management fee.......................        832,201
  Variations margin payable.......................         11,436
Accrued expenses and other payables...............        227,991
                                                    -------------
    Total Liabilities.............................    207,350,558
                                                    -------------
    Net Assets....................................  $1,821,064,540
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,793,015,334
Net unrealized appreciation.......................    191,561,009
Dividend in excess of net investment income.......     (1,084,945)
Accumulated net realized loss.....................   (162,426,858)
                                                    -------------
    Net Assets....................................  $1,821,064,540
                                                    =============
Class A Shares:
Net Assets........................................    $88,623,489
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      5,613,658
    Net Asset Value Per Share.....................  $       15.79
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       16.66
                                                    =============
Class B Shares:
Net Assets........................................  $1,617,765,466
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    102,406,278
    Net Asset Value Per Share.....................  $       15.80
                                                    =============
Class C Shares:
Net Assets........................................    $42,348,825
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      2,692,913
    Net Asset Value Per Share.....................  $       15.73
                                                    =============
Class D Shares:
Net Assets........................................    $72,326,760
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      4,575,727
    Net Asset Value Per Share.....................  $       15.81
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
Financial Statements CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED JANUARY 31, 2002 (UNAUDITED)

Net Investment Income:
Income
Interest..........................................  $17,405,007
Dividends (net of $44,025 foreign withholding
 tax).............................................    7,023,747
                                                    -----------
    Total Income..................................   24,428,754
                                                    -----------
Expenses
Distribution fee (Class A shares).................      118,386
Distribution fee (Class B shares).................    8,409,368
Distribution fee (Class C shares).................      210,704
Investment management fee.........................    5,062,406
Transfer agent fees and expenses..................      915,407
Shareholder reports and notices...................       84,876
Custodian fees....................................       63,300
Registration fees.................................       55,576
Professional fees.................................       30,353
Trustees' fees and expenses.......................        8,826
Other.............................................       12,739
                                                    -----------
    Total Expenses................................   14,971,941
                                                    -----------
    Net Investment Income.........................    9,456,813
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................  (54,613,212)
  Futures contracts...............................    1,192,665
                                                    -----------
      Net Loss....................................  (53,420,547)
                                                    -----------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................  (25,156,629)
  Futures contracts...............................        4,966
  Translation of other assets and liabilities
   denominated in foreign currencies..............         (477)
                                                    -----------
    Net Depreciation..............................  (25,152,140)
                                                    -----------
    Net Loss......................................  (78,572,687)
                                                    -----------
Net Decrease......................................  $(69,115,874)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                            FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED        ENDED
                                          JANUARY 31, 2002  JULY 31, 2001
                                          ----------------  --------------
                                            (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $    9,456,813   $   38,064,763
Net realized loss.......................      (53,420,547)    (105,263,227)
Net change in unrealized appreciation...      (25,152,140)     (95,354,566)
                                           --------------   --------------
    Net Decrease........................      (69,115,874)    (162,553,030)
                                           --------------   --------------
Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................       (1,039,384)      (3,198,342)
  Class B shares........................      (11,163,049)     (37,224,690)
  Class C shares........................         (281,027)        (851,818)
  Class D shares........................         (886,049)      (2,470,607)
Net realized gain
  Class A shares........................        --             (15,249,403)
  Class B shares........................        --            (260,159,163)
  Class C shares........................        --              (5,550,578)
  Class D shares........................        --             (11,178,557)
                                           --------------   --------------
    Total Dividends and Distributions...      (13,369,509)    (335,883,158)
                                           --------------   --------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................     (166,948,148)     294,862,741
                                           --------------   --------------

    Net Decrease........................     (249,433,531)    (203,573,447)

Net Assets:
Beginning of period.....................    2,070,498,071    2,274,071,518
                                           --------------   --------------
End of Period (Including dividends in
 excess of net investment income of
 $1,084,945 and accumulated
 undistributed net investment income of
 $2,480,165, respectively)..............   $1,821,064,540   $2,070,498,071
                                           ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Strategist Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar

Morgan Stanley Strategist Fund
Notes to Financial Statements / / January 31, 2002 (unaudited) CONTINUED factors); (5) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax

Morgan Stanley Strategist Fund
Notes to Financial Statements / / January 31, 2002 (unaudited) CONTINUED purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Strategist Fund
Notes to Financial Statements / / January 31, 2002 (unaudited) CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets in excess of $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $34,732,034 at January 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley Strategist Fund
Notes to Financial Statements / / January 31, 2002 (unaudited) CONTINUED gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $277, $919,373 and $7,114, respectively and received approximately $46,446 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 2002 aggregated $1,464,003,701 and $1,614,138,951, respectively.
Included in the aforementioned are purchases and sales/maturities/ prepayments of U.S. Government securities of $789,581,175 and $891,669,836, respectively.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, of $90,621, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions of $19,215 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $15,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,315. At January 31, 2002, the Fund had an accrued pension liability of $73,073 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Strategist Fund
Notes to Financial Statements / / January 31, 2002 (unaudited) CONTINUED

5. Federal Income Tax Status
At July 31, 2001, the Fund had a net capital loss carryover of approximately $16,426,000 which will be available through July 31, 2001 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $92,099,000 during fiscal 2001.

At July 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                   ENDED
                                     JANUARY 31, 2002             JULY 31, 2001
                                --------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    2,752,114  $  42,216,595    2,655,539  $  51,190,151
Reinvestment of dividends and
 distributions................       45,783        686,488      968,901     17,157,063
Redeemed......................   (4,268,991)   (65,362,391)  (1,897,053)   (36,261,924)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................   (1,471,094)   (22,459,308)   1,727,387     32,085,290
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    5,251,260     82,313,364   20,800,973    382,061,948
Reinvestment of dividends and
 distributions................      654,373      9,840,275   15,160,444    268,861,409
Redeemed......................  (14,667,231)  (229,251,745) (23,771,140)  (424,502,606)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class B......................   (8,761,598)  (137,098,106)  12,190,277    226,420,751
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      329,637      5,154,142    1,255,963     23,188,583
Reinvestment of dividends and
 distributions................       17,275        258,809      346,587      6,114,253
Redeemed......................     (441,923)    (6,871,740)    (710,775)   (12,863,063)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class C......................      (95,011)    (1,458,789)     891,775     16,439,773
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................      916,143     14,126,027    1,289,488     24,859,702
Reinvestment of dividends and
 distributions................       54,999        828,994      717,632     12,714,369
Redeemed......................   (1,355,870)   (20,886,966)    (962,357)   (17,657,144)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................     (384,728)    (5,931,945)   1,044,763     19,916,927
                                -----------  -------------  -----------  -------------
Net increase (decrease) in
 Fund.........................  (10,712,431) $(166,948,148)  15,854,202  $ 294,862,741
                                ===========  =============  ===========  =============

Morgan Stanley Strategist Fund
Notes to Financial Statements / / January 31, 2002 (unaudited) CONTINUED

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At January 31, 2002, there were outstanding futures contracts.

8. Change in Accounting Policy
Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $347,586 increase in the cost of securities and a corresponding $347,586 increase to undistributed net investment income based on securities held as of July 31, 2001.

The effect of this change for the six months ended January 31, 2002 was to decrease net investment income by $1,492,320; increase unrealized appreciation by $118,518; and decrease net realized losses by $1,373,802. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                     FOR THE PERIOD
                             FOR THE SIX                           FOR THE YEAR ENDED JULY 31                        JULY 28, 1997*
                             MONTHS ENDED        --------------------------------------------------------------         THROUGH
                           JANUARY 31, 2002         2001             2000             1999             1998          JULY 31, 1997
                           ----------------      -----------      -----------      -----------      -----------      --------------
                             (unaudited)
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 16.43           $  20.64         $  20.16          $ 20.23          $ 18.75            $18.40
                                -------           --------         --------          -------          -------            ------
Income (loss) from
 investment operations:
  Net investment
   income................          0.13(4)            0.44             0.44             0.32             0.36              0.01
  Net realized and
   unrealized gain
   (loss)................         (0.60)(4)          (1.55)            2.16             1.46             2.06              0.34
                                -------           --------         --------          -------          -------            ------
Total income (loss) from
 investment operations...         (0.47)             (1.11)            2.60             1.78             2.42              0.35
                                -------           --------         --------          -------          -------            ------
Less dividends and
 distributions from:
  Net investment
   income................         (0.17)             (0.50)           (0.37)           (0.32)           (0.43)           -
  Net realized gain......       -                    (2.60)           (1.75)           (1.53)           (0.51)           -
                                -------           --------         --------          -------          -------            ------
Total dividends and
 distributions...........         (0.17)             (3.10)           (2.12)           (1.85)           (0.94)           -
                                -------           --------         --------          -------          -------            ------

Net asset value, end of
 period..................       $ 15.79           $  16.43         $  20.64          $ 20.16          $ 20.23            $18.75
                                =======           ========         ========          =======          =======            ======
Total Return+............         (2.83)%(1)         (6.24)%          13.48%           10.01%           13.48%             1.90%(1)
Ratios to Average Net
 Assets:
Expenses.................          0.91%(2)(3)        0.85%(3)         0.88%(3)         0.87%(3)         0.91%             0.92%(2)
Net investment income....          1.67%(2)(3)        2.41%(3)         2.06%(3)         1.66%(3)         1.85%             5.06%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $88,623           $116,383         $110,600          $64,418          $34,891               $79
Portfolio turnover
 rate....................            90%(1)            136%             187%             121%              92%              158%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) EFFECTIVE AUGUST 1, 2001, THE FUND HAD ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED JANUARY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, DECREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.16%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
Financial Highlights CONTINUED

                             FOR THE SIX                                   FOR THE YEAR ENDED JULY 31
                             MONTHS ENDED        -------------------------------------------------------------------------------
                           JANUARY 31, 2002         2001             2000             1999             1998             1997*
                           ----------------      -----------      -----------      -----------      -----------      -----------
                             (unaudited)
Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....     $    16.43         $    20.65       $    20.16       $    20.23       $    18.75       $    16.02
                              ----------         ----------       ----------       ----------       ----------       ----------
Income (loss) from
 investment operations:
  Net investment
   income................           0.07(4)            0.30             0.29             0.19             0.24             0.39
  Net realized and
   unrealized gain
   (loss)................          (0.59)(4)          (1.57)            2.18             1.46             2.06             4.10
                              ----------         ----------       ----------       ----------       ----------       ----------
Total income (loss) from
 investment
 operations..............          (0.52)             (1.27)            2.47             1.65             2.30             4.49
                              ----------         ----------       ----------       ----------       ----------       ----------
Less dividends and
 distributions from:
  Net investment
   income................          (0.11)             (0.35)           (0.23)           (0.19)           (0.31)           (0.36)
  Net realized gain......        -                    (2.60)           (1.75)           (1.53)           (0.51)           (1.40)
                              ----------         ----------       ----------       ----------       ----------       ----------
Total dividends and
 distributions...........          (0.11)             (2.95)           (1.98)           (1.72)           (0.82)           (1.76)
                              ----------         ----------       ----------       ----------       ----------       ----------
Net asset value, end of
 period..................     $    15.80         $    16.43       $    20.65       $    20.16       $    20.23       $    18.75
                              ==========         ==========       ==========       ==========       ==========       ==========
Total Return+............          (3.16)%(1)         (7.05)%          12.79%            9.23%           12.77%           29.73%
Ratios to Average Net
 Assets:
Expenses.................           1.66%(2)(3)        1.63%(3)         1.53%(3)         1.57%(3)         1.54%            1.56%
Net investment income....           0.92%(2)(3)        1.63%(3)         1.41%(3)         0.96%(3)         1.24%            2.29%
Supplemental Data:
Net assets, end of
 period, in thousands....     $1,617,765         $1,826,910       $2,043,540       $1,833,935       $1,659,037       $1,540,880
Portfolio turnover
 rate....................             90%(1)            136%             187%             121%              92%             158%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE, OTHER THAN SHARES WHICH WERE PURCHASED PRIOR TO NOVEMBER 8, 1989 (AND WITH RESPECT TO SUCH SHARES, CERTAIN SHARES ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS (COLLECTIVELY THE OLD SHARES)) AND SHARES HELD BY CERTAIN EMPLOYEE BENEFIT PLANS ESTABLISHED BY MORGAN STANLEY DW, INC. HAVE BEEN DESIGNATED CLASS B SHARES. THE OLD SHARES AND SHARES HELD BY THOSE EMPLOYEE BENEFIT PLANS PRIOR JULY 28, 1997 HAVE BEEN DESIGNATED CLASS D SHARES.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) EFFECTIVE AUGUST 1, 2001, THE FUND HAD ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED JANUARY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, DECREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.16%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
Financial Highlights CONTINUED

                                                                                                                     FOR THE PERIOD
                             FOR THE SIX                           FOR THE YEAR ENDED JULY 31                        JULY 28, 1997*
                             MONTHS ENDED        --------------------------------------------------------------         THROUGH
                           JANUARY 31, 2002         2001             2000             1999             1998          JULY 31, 1997
                           ----------------      -----------      -----------      -----------      -----------      --------------
                             (unaudited)
Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 16.36            $ 20.57          $ 20.11          $ 20.19          $18.75             $18.40
                                -------            -------          -------          -------          ------             ------
Income (loss) from
 investment operations:
  Net investment
   income................          0.07(4)            0.29             0.29             0.16            0.21               0.01
  Net realized and
   unrealized gain
   (loss)................         (0.59)(4)          (1.55)            2.15             1.47            2.06               0.34
                                -------            -------          -------          -------          ------             ------
Total income (loss) from
 investment operations...         (0.52)             (1.26)            2.44             1.63            2.27               0.35
                                -------            -------          -------          -------          ------             ------
Less dividends and
 distributions from:
  Net investment
   income................         (0.11)             (0.35)           (0.23)           (0.18)          (0.32)            -
  Net realized gain......       -                    (2.60)           (1.75)           (1.53)          (0.51)            -
                                -------            -------          -------          -------          ------             ------
Total dividends and
 distributions...........         (0.11)             (2.95)           (1.98)           (1.71)          (0.83)            -
                                -------            -------          -------          -------          ------             ------

Net asset value, end of
 period..................       $ 15.73            $ 16.36          $ 20.57          $ 20.11          $20.19             $18.75
                                =======            =======          =======          =======          ======             ======
Total Return+............         (3.17)%(1)         (7.00)%          12.62%            9.15%          12.66%              1.90%(1)
Ratios to Average Net
 Assets:
Expenses.................          1.66%(2)(3)        1.63%(3)         1.63%(3)         1.65%(3)        1.66%              1.67%(2)
Net investment income....          0.92%(2)(3)        1.63%(3)         1.31%(3)         0.88%(3)        1.08%              4.38%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $42,349            $45,612          $39,006          $16,147          $7,861               $114
Portfolio turnover
 rate....................            90%(1)            136%             187%             121%             92%               158%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) EFFECTIVE AUGUST 1, 2001, THE FUND HAD ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED JANUARY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, DECREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.16%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
Financial Highlights CONTINUED

                                                                                                                     FOR THE PERIOD
                             FOR THE SIX                           FOR THE YEAR ENDED JULY 31                        JULY 28, 1997*
                             MONTHS ENDED        --------------------------------------------------------------         THROUGH
                           JANUARY 31, 2002         2001             2000             1999             1998          JULY 31, 1997
                           ----------------      -----------      -----------      -----------      -----------      --------------
                             (unaudited)
Class D Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 16.45            $ 20.67          $ 20.18          $ 20.25          $ 18.75           $ 18.40
                                -------            -------          -------          -------          -------           -------
Income (loss) from
 investment operations:
  Net investment
   income................          0.15(4)            0.48             0.48             0.37             0.41              0.01
  Net realized and
   unrealized gain
   (loss)................         (0.60)(4)          (1.56)            2.18             1.45             2.06              0.34
                                -------            -------          -------          -------          -------           -------
Total income (loss) from
 investment
 operations..............         (0.45)             (1.08)            2.66             1.82             2.47              0.35
                                -------            -------          -------          -------          -------           -------
Less dividends and
 distributions from:
  Net investment
   income................         (0.19)             (0.54)           (0.42)           (0.36)           (0.46)           -
  Net realized gain......       -                    (2.60)           (1.75)           (1.53)           (0.51)           -
                                -------            -------          -------          -------          -------           -------
Total dividends and
 distributions...........         (0.19)             (3.14)           (2.17)           (1.89)           (0.97)           -
                                -------            -------          -------          -------          -------           -------

Net asset value, end of
 period..................       $ 15.81            $ 16.45          $ 20.67          $ 20.18          $ 20.25           $ 18.75
                                =======            =======          =======          =======          =======           =======
Total Return+............         (2.70)%(1)         (6.07)%          13.79%           10.23%           13.80%             1.90%(1)
Ratios to Average Net
 Assets:
Expenses.................          0.66%(2)(3)        0.63%(3)         0.63%(3)         0.65%(3)         0.66%             0.67%(2)
Net investment income....          1.92%(2)(3)        2.63%(3)         2.31%(3)         1.88%(3)         2.12%             5.40%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $72,327            $81,594          $80,925          $72,554          $67,797           $57,938
Portfolio turnover
 rate....................            90%(1)            136%             187%             121%              92%              158%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) EFFECTIVE AUGUST 1, 2001, THE FUND HAD ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED JANUARY 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, DECREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.16%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       26